Balance Sheets - USD ($)	Jan. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Current assets
Cash and cash equivalents	$ 1,281,556	$ 434,217	$ 254,770
Prepaid insurance	27,083	33,143	24,079
Total current assets	1,308,639	467,360	278,849
Other assets
Patents and patent applications (net of accumulated amortization of $7,701 at January 31, 2016 and $7,015 at July 31, 2015)	19,749	20,435	21,808
Total assets	1,328,388	487,795	300,657
Current liabilities
Accounts payable and accrued liabilities	35,215	315,460	200,604
Accrued salaries and wages	3,863,501	3,129,060	1,416,651
Due to related parties	0	130,000	350,000
Total current liabilities	3,898,716	3,574,520	1,967,255
Deferred revenue	2,333,500	5,300,000	1,411,470
Total liabilities	6,232,216	8,874,520	3,378,725
Stockholders' deficit
Common stock; par value $0.001; 1,000,000,000 shares authorized; 1,886,890 shares issued and outstanding at January 31, 2016 and 1,841,866 shares issued and outstanding at July 31, 2015	1,887	1,842	1,782
Additional paid-in capital	55,605,348	44,982,519	43,253,363
Accumulated deficit	(60,511,063)	(53,371,086)	(46,333,213)
Total stockholders' deficit	(4,903,828)	(8,386,725)	(3,078,068)
Total liabilities and stockholders' deficit	$ 1,328,388	$ 487,795	$ 300,657